American Century Variable Portfolios II, Inc.
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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VP INFLATION PROTECTION FUND

Supplement dated October 3, 2007 * Statement of Additional Information dated May 1, 2007

THE FOLLOWING REPLACES THE Other Accounts Managed TABLE ON PAGE 39 OF THE SAI.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2006)
                                  REGISTERED                           OTHER ACCOUNTS
                                  INVESTMENT                           (E.G., SEPARATE
                                  COMPANIES                            ACCOUNTS AND
                                  (E.G., OTHER      OTHER POOLED       CORPORATE
                                  AMERICAN          INVESTMENT         ACCOUNTS,
                                  CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                  AND AMERICAN      COMMINGLED         INCUBATION
                                  CENTURY -         TRUSTS AND         STRATEGIES AND
                                  SUBADVISED        529 EDUCATION      CORPORATE
                                  FUNDS)            SAVINGS PLANS)     MONEY)
--------------------------------------------------------------------------------------
VP INFLATION PROTECTION
--------------------------------------------------------------------------------------
Robert        Number of Other     17                2                  1
Gahagan       Accounts Managed
              ------------------------------------------------------------------------
              Assets in Other     $6,919,531,977    $1,836,069,469     $28,466,442
              Accounts Managed
--------------------------------------------------------------------------------------
Seth B.       Number of Other     6                 0                  0
Plunkett (1)  Accounts Managed
              ------------------------------------------------------------------------
              Assets in Other     $2,084,634,172    N/A                N/A
              Accounts Managed
--------------------------------------------------------------------------------------
Brian         Number of Other     11                1                  0
Howell(2)     Accounts Managed
              ------------------------------------------------------------------------
              Assets in Other     $4,318,341,374    $51,961,193        N/A
              Accounts Managed
--------------------------------------------------------------------------------------
Jim Platz(2)  Number of Other     11                1                  0
              Accounts Managed
              ------------------------------------------------------------------------
              Assets in Other     $4,318,341,374    $51,961,193        N/A
              Accounts Managed
--------------------------------------------------------------------------------------

(1)  MR. PLUNKETT BECAME A PORTFOLIO MANAGER ON MARCH 1, 2007. INFORMATION
     IS PROVIDED AS OF THAT DATE.

(2)  MR. HOWELL AND MR. PLATZ BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

THE FOLLOWING REPLACES THE Ownership of Securities SECTION ON PAGE 41 OF THE
SAI.

OWNERSHIP OF SECURITIES

As of December 31, 2006, the fund's most recent fiscal year end, the fund's portfolio managers did not beneficially own shares of the fund. Mr. Plunkett became a portfolio manager on March 1, 2007, and as of that date he did not beneficially own shares of the fund. Mr. Howell and Mr. Platz became portfolio managers on September 21, 2007, and as of that date they did not beneficially own shares of the fund. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, because these portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category, the portfolio manager is not required to invest in each such fund

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

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Investments are service marks of American Century Proprietary Holdings, Inc.

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